Summary of Secured / Guaranteed Bank Borrowings (Parenthetical) (Detail)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises and land use rights with net book value CNY	Sep. 30, 2013 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value USD ($)	Sep. 30, 2013 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Sep. 30, 2013 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises with net book value USD ($)	Sep. 30, 2013 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group's premises and land use rights with net book value CNY	Sep. 30, 2013 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value USD ($)	Sep. 30, 2013 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's premises and land use rights with net book value CNY	Sep. 30, 2013 Plant and machinery Guaranteed by the Group's plant and machinery with net book value USD ($)	Sep. 30, 2013 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged		53,127,000	$ 9,209,967	56,365,000	56,259,000	$ 11,173,529	68,382,000	22,660,000	$ 5,376,471	32,904,000	33,416,000	$ 54,346,569	332,601,000	364,783,000
Bank borrowing secured/guaranteed, letter of credit	$ 20,000,000